Revenue (Details) R in Millions	12 Months Ended
	Jun. 30, 2020 ZAR (R) kg	Jun. 30, 2019 ZAR (R) kg	Jun. 30, 2018 ZAR (R) kg
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R 30,642	R 26,459	R 19,255
Hedging gain/(loss)	R (1,397)	R 453	R 1,197
Percentage Gold Production Change	15.00%
Kilograms produced | kg	37,863	44,734	38,193
Percentage Silver Production Change	11.00%
Production Of Silver Proved Reserves | kg	97,332	87,325
Total revenue	R 29,245	R 26,912	R 20,452
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	29,704	25,693	19,162
Silver
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	839	589	74
Uranium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R 99	R 177	R 19